Note 9 - Share Capital	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.
      SHARE CAPITAL

(a)     Issued and outstanding

The Company is authorized to issue an unlimited number of common shares without par value.

At
December 31, 2017,
there were
85,478,790
shares outstanding (
December 31, 2016:
80,704,204
).

On
November 28, 2017,
the Company closed a non-brokered private placement offering and issued
4,599,641
common shares at
$10.47
per share, for gross proceeds of
$48,158.
The Company paid legal and filing costs of
$223
resulting in net proceeds of
47,935.

On
March 1, 2016,
the Company closed a bought deal public offering of
8,905,000
common shares at
$7.30
per share, for gross proceeds of
$65,006.
On
March 4, 2016,
the over-allotment option granted to the underwriters to purchase up to an additional
1,335,750
common shares was exercised in full for additional gross proceeds of
$9,751
for total gross proceeds of
$74,757.
The Company paid a commission to the underwriters of
$3,497
and legal and filing costs totaled an additional
$606
resulting in net proceeds of
$70,654.

During the year ended
December 31, 2017,
45,400
stock options were exercised for cash proceeds of
$283.
An additional
225,000
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
127,845
shares were issued in settlement of the stock options and the remaining
97,155
options were cancelled.

During the year ended
December 31, 2016,
691,705
stock options were exercised for cash proceeds of
$4,659.
An additional
1,125,001
stock options were exercised under a less dilutive cashless exercise provision of the plan, whereby
325,671
shares were issued in settlement of the stock options and the remaining
799,330
options were cancelled.

During the year ended
December 31, 2017,
682
restricted share units and
1,018
performance share units were converted into shares (
December 31, 2016:
27,918
and
10,774
respectively).

(b)     Stock options

The Company has entered into Incentive Stock Option Agreements (“Agreements”) with officers, employees, and directors. On
June 15, 2017,
the Shareholders re-approved the Company’s rolling Stock Option Plan (the “Plan”). The maximum number of common shares that may
be issuable under the Plan is set at
5%
of the number of issued and outstanding common shares on a non-diluted basis at any time, provided that the number of common shares issued or issuable under the combined Plan and Share Unit Plan (
Note
9
(c)
) shall
not
exceed
5%
of the issued and outstanding common shares of the Company on a non-diluted basis. Options granted under the Plan have a maximum term of
5
years. As at
December 31, 2017,
there were
1,794,294
stock options outstanding under the Plan and
475,000
inducement options outstanding outside of the Plan.

Stock option grants are recommended for approval to the Board of Directors by the Compensation Committee consisting of three
independent members of the Board of Directors. At the time of a stock option grant, the exercise price of each option is set and in accordance with the Plan, cannot be lower than the market value of the common shares at the date of grant.

The following table summarizes the Company’s option activity for the period:

	Year ended December 31, 2017	Weighted average exercise price (C$/option)	Year ended December 31, 2016	Weighted average exercise price (C$/option)

Outstanding, beginning of year	2,254,172	$8.71	3,843,105	$8.71
Granted	285,522	13.91	227,773	17.55
Exercised for cash	(45,400)	8.19	(691,705)	8.79
Exercised cashless	(225,000)	7.46	(1,125,001)	10.46

Outstanding, end of year	2,269,294	$9.50	2,254,172	$8.71

During the year ended
December 31, 2017,
285,522
stock options were granted with a weighted average grant date fair value of
$1,070
or
$3.75
per option (
December 31, 2016:
227,773
stock options granted with fair value of
$1,103
or
$4.84
per option).

The Company estimates the fair value of the options using Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2017	December 31, 2016

Risk-free interest rate	0.72%	0.94%
Expected volatility	50%	54%
Expected dividend yield	nil	nil
Expected life ( years )	3	3

The expected volatility assumption was calculated with reference to the Company’s historical share price volatility up to the grant date to reflect a term approximate to the expected life of the option.

During the year ended
December 31, 2017,
270,400
stock options were exercised (
December 31, 2016:
1,816,706
), with a weighted average market share price at the date of exercise of
C$16.99
(
December 31, 2016:
C$16.33
).

The following table summarizes the Company’s stock options outstanding and exercisable as at
December 31, 2017:

Exercise price ($C/option)	Number outstanding	Number exercisable	Weighted average remaining contractual life (years)
(1)	5.35	400,000	400,000	0.79
5.86	440,000	440,000	0.46
9.16	21,666	21,666	2.70
9.28	368,333	368,333	2.93
(1)	9.61	75,000	75,000	0.17
10.02	187,500	187,500	2.48
10.04	263,500	263,500	1.50
13.91	285,522	-	4.93
17.55	227,773	75,925	3.93
C$5.35	-	C$17.55	2,269,294	1,831,924	2.13

(
1
) Inducement options issued outside the Company’s Plan as an incentive to attract senior officers for employment.

During the year ended
December 31, 2017,
the Company recorded share based payment expense of
$893
(
December 31, 2016:
$796
) relating to stock options vested to employees and consultants in the period.

(c)     Restricted and performance share units

On
June 15, 2017,
the Shareholders re-approved a share unit plan (the “Share Unit Plan”) for the benefit of the Company’s officers, employees and consultants. The Share Unit Plan provides for the issuance of common shares from treasury, in the form of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”). The maximum number of common shares that may
be issuable under the Share Unit Plan is set at
1.5%
of the number of issued and outstanding common shares on a non-diluted basis, provided that the number of common shares issued or issuable under the combined Share Unit Plan and Stock Option Plan (
Note
9
(b)
) shall
not
exceed
5%
of the issued and outstanding common shares on a non-diluted basis. RSUs and PSUs granted under the Share Unit Plan have a term of
5
years unless otherwise specified by the Board, and each unit entitles the participant to receive one
common share of the Company subject to vesting criteria, and in the case of PSUs, performance criteria.

During the year ended
December 31, 2017,
no
RSUs were granted (
December 31, 2016:
nil
) and
682
RSUs were converted and settled in common shares (
December 31, 2016:
27,918
). As at
December 31, 2017,
there were
45,838
RSUs issued and outstanding under the Share Unit Plan, all of which have vested and are convertible into common shares of the Company. In the year ended
December 31, 2017,
the Company recognized a share-based payment expense of
$14
relating to RSUs vesting in the year (
December 31, 2016:
$111
).

During the year ended
December 31, 2017,
88,665
PSUs were granted which vest after
three
years of service from date of grant (
December 31, 2016:
69,085
). The number of PSUs to vest is subject to a market share price performance factor measured over a three
-year performance period, resulting in a PSU payout range from
0%
or
nil
PSUs (
December 31, 2016:
0%
or
nil
PSUs) to
200%
or
177,330
PSUs (
December 31, 2016:
200%
or
138,170
PSUs). The Company estimated the fair value of the PSUs on grant date using the Monte Carlo simulation model.

In the year ended
December 31, 2017,
1,018
PSUs were converted and settled in common shares (
December 31, 2016:
10,774
). As at
December 31, 2017,
there were
227,850
PSUs issued and outstanding under the Share Unit Plan, of which
29,151
PSUs have vested and are convertible into common shares of the Company. In the year ended
December 31, 2017,
the Company recognized a share-based payment expense of
$397
(
December 31, 2016:
$394
) relating to PSUs vesting in the period.

(d)      Deferred share units

On
June 15, 2017,
the Shareholders re-approved a Deferred Share Unit Plan (the “DSU Plan”) for the benefit of the Company’s non-executive directors. The DSU Plan provides for the issuance of common shares from treasury, in the form of Deferred Share Units (“DSUs”). Directors may
also elect to receive all or a portion of their annual retainer and meeting fees in the form of DSUs. DSUs may
be settled in cash or in common shares issued from treasury, as determined by the Board at the time of the grant. The maximum number of common shares that may
be issuable under the DSU Plan is set at
1.0%
of the number of issued and outstanding common shares on a non-diluted basis.

During the year ended
December 31, 2017,
66,325
DSUs were granted under the plan (
December 31, 2016:
63,287
). In addition,
13,109
DSUs (
December 31, 2016:
9,477
) were granted to directors who elected to receive their retainer and meeting fees for the period in the form of DSUs rather than cash. A DSU share-based payment expense of
$964
(
December 31, 2016:
$962
) was recognized in the year ended
December 31, 2017.
Under the DSU plan,
no
common shares are to be issued, or cash payments made to, or in respect of a participant in the DSU Plan prior to such eligible participant’s termination date.

As at
December 31, 2017,
there are
452,739
DSUs issued and outstanding under the DSU Plan, all of which have vested.

As at
December 31, 2017,
there are
2,520,721
common shares issuable under the combined share compensation arrangements referred to above (the Plan, the Share Unit Plan and the DSU Plan) representing
2.95%
of the issued and outstanding common shares on a non-diluted basis, and there are
2,608,006
share-based awards available for grant under these combined share compensation arrangements.